UTILITY PLANT AND JOINTLY-OWNED FACILITES (Depreciable Lives of Utility Plant in Service) (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation Rate	2.99%	3.16%	3.22%
Generation Plant	22 years
Transmission Plant	32 years
Distribution Plant	35 years
General Plant	11 years
Electric Generation Plant [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation Rate	3.31%
Electric Transmission Plant [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation Rate	1.48%
Electric Distribution Plant [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation Rate	2.08%
General Plant [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation Rate	5.48%